Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity
22.	Stockholders’ Equity

(a)	Common stock

In the second quarter of 2014, the Company amended its articles of incorporation to increase the authorized shares of common stock from 250,000,000 shares to 1,000,000,000 shares. The following table summarizes the Company’s issuance of common stock in 2015:

Purchasers	Securities sold	Date of securities issued	Consideration
Forwin	5,000,000 Shares	January 16, 2015	$10,000, or $2 per Share
Central Able	2,500,000 Shares	January 30, 2015	$5,000, or $2 per Share
CECEP HK (see Note 3)	5,722,977 shares	January 30, 2015	$8,269, or $1.44 per Share
Restricted Stocks, Exercised	18,700,000 Shares[1]	March 2, 2015	Nil
Restricted Stocks, Exercised	500,000 Shares[1]	March 26, 2015	Nil
Huang Zheng	338,679 Shares[2]	June 4, 2015	$726, or $2.14 per Share
RE Capital Pte. Ltd.	2,849,741 Shares[3]	June 2, 2015	$5,500 or $1.93 per Share
Solar Juice	14,073,354 Shares[4]	June 11, 2015	$15,578 or $1.11 per Share
Yes Yield	9,260,000 Shares	July 1, 2015	$25,000 or $2.70 per Share
Employee options exercise	78,750 Shares	December 2015	$29 or $0.3 to $0.44 per Share
Yes Yield (see Note 21)	3,703,704 Shares	December 31, 2015	$10,000 or $2.7 per Share
Brilliant King (see Note 21)	6,000,000 Shares	December 31, 2015	$12,000 or $2 per Share
Poseidon (see Note 21)	1,500,000 Shares	December 31, 2015	$3,000 or $2 per Share
Repurchase	-10,000 Shares	December 28, 2015	-$20 or $1.98 per Share

Note:

1.	On March 2, 2015 and March 26, 2015, the Company issued Restricted Stock underlying 19,200,000 shares of the Company’s common stock to certain management members, which were exercised in March 2015.
2.	The Company should issue 338,679 shares of Common Stock to Lang Lang, an internationally renowned pianist, as part of the consideration to be brand spokesman for Solarbao within three years. According to Lang Lang’s instruction, the Group directly issued the shares to Huang Zheng, Lang Lang’s agent, on June 4, 2015.

3.	On June 2, 2015, the Company issued 2,849,741 shares of Common Stock as part of the consideration to acquire all interest in solar PV projects of 30 MW in Japan from RE Capital Pte. Ltd. as described in Note 8 — Project assets.
4.	On June 11, 2015, the Company issued 14,073,354 shares of Common Stock as part of the consideration to acquire the outstanding capital stock of Solar Juice as described in Note 3 — Business Acquisitions.

(b)	Noncontrolling Interest

In 2015, loss from continuing operations of $184,798 and $282 was attributable to the stockholders of the Company and noncontrolling interest, respectively. In 2014, loss from continuing operations of $5,196 and nil was attributable to the stockholders of the Company and noncontrolling interest, respectively.

(c)	Statutory reserve

Relevant PRC statutory laws and regulation permit payments of dividends by the Company’s subsidiaries in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations.

Under the Law of the PRC on Enterprises with Wholly Owned Foreign Investment, the Company’s subsidiaries in the PRC are required to allocate at least 10% of their after tax profits, after making good of accumulated losses as reported in their PRC statutory financial statements, to the general reserve fund and have the right to discontinue allocations to the general reserve fund if the balance of such reserve has reached 50% of their registered capital. These statutory reserves are not available for distribution to the shareholders (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividend.

For the year ended December 31, 2015 and 2014, $135 and $920 were appropriated from retained earnings and set aside for the statutory reserve by the Company’s subsidiaries in the PRC.